Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The composition of the investment portfolio as of December 31 was:

Description	12/31/2025	Level 1	Level 2	Level 3
Mutual Funds	$1,844,929,525	$1,844,929,525	$—	$—
Progressive Stock	3,417,178,787	3,417,178,787	—	—
Money Market	151,226,091	151,226,091	—	—
Brokerage	499,332,935	382,236,558	117,096,377	—
Total	$5,912,667,338	$5,795,570,961	$117,096,377	$—
Investments Measured at NAV:
Common/collective Trusts	6,309,075,509
Total Investments	$12,221,742,847

Description	12/31/2024	Level 1	Level 2	Level 3
Mutual Funds	$6,620,119,322	$6,620,119,322	$—	$—
Progressive Stock	3,966,530,253	3,966,530,253	—	—
Money Market	135,133,732	135,133,732	—	—
Brokerage	421,569,647	342,272,323	79,297,324	—
Total	$11,143,352,954	$11,064,055,630	$79,297,324	$—
Investments Measured at NAV:
Common/collective Trusts	235,783,162
Total Investments	$11,379,136,116